UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07670

Name of Fund: BlackRock New Jersey Investment Quality Municipal Trust, Inc. (RNJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock New Jersey Investment Quality Municipal Trust, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 08/01/2008 – 10/31/2008

Item 1 – Schedule of Investments

BlackRock New Jersey Investment Quality Municipal Trust, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value
New Jersey - 132.3%	Burlington County, New Jersey, Bridge Commission, EDR,
	Refunding (The Evergreens Project), 5.625%, 1/01/38	$150	$100,986
	Delaware River Port Authority of Pennsylvania and New
	Jersey Revenue Bonds, 5.75%, 1/01/26 (a)	1,000	1,008,620
	Essex County, New Jersey, Improvement Authority, Airport
	Revenue Refunding Bonds, AMT, 5%, 11/01/25 (b)	250	199,690
	Hudson County, New Jersey, Improvement Authority, Capital
	Appreciation Revenue Bonds, Series A-1, 4.46%,
	12/15/32 (b)(c)	1,000	218,080
	Middlesex County, New Jersey, Improvement Authority
	Revenue Bonds (George Street Student Housing Project),
	Series A, 5%, 8/15/35	1,000	690,480
	Middlesex County, New Jersey, Improvement Authority,
	Subordinate Revenue Bonds (Heldrich Center
	Hotel/Conference Project), Series B, 6.25%, 1/01/37	200	134,692
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%,
	6/15/34 (d)	1,000	746,850
	New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate
	Project), Series A, 5.75%, 1/01/25	60	44,551
	New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate
	Project), Series A, 5.875%, 1/01/37	110	75,359
	New Jersey EDA, First Mortgage Revenue Refunding Bonds
	(The Winchester Gardens at Ward Homestead Project),
	Series A, 5.80%, 11/01/31	1,000	795,210
	New Jersey EDA, Retirement Community Revenue Refunding
	Bonds (Seabrook Village, Inc.), 5.25%, 11/15/26	140	95,081
	New Jersey EDA, Revenue Bonds (Newark Downtown District
	Management Corporation), 5.125%, 6/15/37	100	70,658
	New Jersey EDA, School Facilities Construction Revenue
	Bonds, Series U, 5%, 9/01/37 (e)	300	271,206
	New Jersey EDA, Solid Waste Disposal Facilities Revenue
	Bonds (Waste Management, Inc.), AMT, Series A,
	5.30%, 6/01/15	500	428,535
	New Jersey EDA, Special Facility Revenue Bonds (Continental
	Airlines, Inc. Project), AMT, 7%, 11/15/30	925	596,338
	New Jersey EDA, Transportation Project Sublease Revenue
	Bonds, Series A, 5.75%, 5/01/10 (a)	900	940,140
	New Jersey EDA, Water Facilities Revenue Bonds (New
	Jersey-American Water Company, Inc. Project), AMT, Series
	A, 5.25%, 11/01/32 (e)	250	195,400
	New Jersey Health Care Facilities Financing Authority Revenue
	Bonds (Hackensack University Medical Center), 6%, 1/01/25	1,000	966,800
	New Jersey Health Care Facilities Financing Authority Revenue
	Bonds (Meridian Health), Series I, 5%, 7/01/38 (f)	100	89,506
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	EDR	Economic Development Revenue Bonds
CABS	Capital Appreciation Bonds	GO	General Obligation Bonds
EDA	Economic Development Authority	S/F	Single-Family

BlackRock New Jersey Investment Quality Municipal Trust, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey Health Care Facilities Financing Authority,
Revenue Refunding Bonds (Saint Barnabas Health Care
System), Series A, 5%, 7/01/29	$250	$182,960
New Jersey Health Care Facilities Financing Authority,
Revenue Refunding Bonds (Saint Barnabas Health Care
System), Series B, 5.92%, 7/01/30 (c)	500	83,180
New Jersey Health Care Facilities Financing Authority,
Revenue Refunding Bonds (Saint Barnabas Health Care
System), Series B, 5.72%, 7/01/36 (c)	840	83,689
New Jersey Health Care Facilities Financing Authority,
Revenue Refunding Bonds (Saint Barnabas Health Care
System), Series B, 5.79%, 7/01/37 (c)	900	81,396
New Jersey State Educational Facilities Authority, Revenue
Refunding Bonds (College of New Jersey), Series D,
5%, 7/01/35 (a)	380	345,663
New Jersey State Educational Facilities Authority, Revenue
Refunding Bonds (Georgian Court University), Series D, 5%,
7/01/33	100	80,018
New Jersey State Educational Facilities Authority, Revenue
Refunding Bonds (Ramapo College), Series I,
4.25%, 7/01/31 (e)	250	187,350
New Jersey State Educational Facilities Authority, Revenue
Refunding Bonds (Rowan University), Series B,
5%, 7/01/24 (f)	255	252,797
New Jersey State Housing and Mortgage Finance Agency
Revenue Bonds, Series AA, 6.375%, 10/01/28	250	254,112
New Jersey State Housing and Mortgage Finance Agency
Revenue Bonds, Series AA, 6.50%, 10/01/38	200	201,876
New Jersey State Housing and Mortgage Finance Agency, S/F
Housing Revenue Bonds, AMT, Series X, 4.85%, 4/01/16	500	489,875
New Jersey State Transportation Trust Fund Authority,
Transportation System Revenue Bonds, Series C,
5.50%, 6/15/13 (g)	500	547,790
New Jersey State Turnpike Authority, Turnpike Revenue
Refunding Bonds, Series C, 6.50%, 1/01/16 (e)(h)	160	181,290
New Jersey State Turnpike Authority, Turnpike Revenue
Refunding Bonds, Series C, 6.50%, 1/01/16 (e)(h)	840	938,674
Old Bridge Township, New Jersey, Board of Education, GO,
Refunding, 4.375%, 7/15/32 (b)	500	416,905
Passaic Valley, New Jersey, Sewer Commissioner's Revenue
Refunding Bonds (Sewer System), Series E, 5.75%, 12/01/21 (e)	1,000	999,030
Perth Amboy, New Jersey, GO (Convertible CABS),
Refunding, 4.499%, 7/01/34 (a)(i)	100	69,953
Port Authority of New York and New Jersey, Consolidated
Revenue Refunding Bonds, AMT, 152nd Series,
5.25%, 11/01/35	240	209,170
Salem County, New Jersey, Improvement Authority Revenue
Bonds (Finlaw State Office Building Project), 5.25%, 8/15/38 (a)	100	95,644

BlackRock New Jersey Investment Quality Municipal Trust, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value
	South Jersey Transportation Authority, New Jersey,
	Transportation System Revenue Bonds, Series A, 4.50%,
	11/01/35 (b)(j)	$490	$361,684
			13,731,238
Multi-State - 9.9%	Charter Mac Equity Issuer Trust, 6.625%, 6/30/49 (k)(l)	1,000	1,021,350
Puerto Rico - 12.9%	Puerto Rico Commonwealth Infrastructure Financing
	Authority, Special Tax and Capital Appreciation Revenue
	Bonds, Series A, 4.34%, 7/01/37 (c)(e)	795	110,274
	Puerto Rico Commonwealth, Public Improvement, GO, Series
	A, 5.25%, 7/01/16 (g)	310	340,284
	Puerto Rico Electric Power Authority, Power Revenue Bonds,
	Series WW, 5.50%, 7/01/38	175	150,873
	Puerto Rico Housing Financing Authority, Capital Funding
	Program, Subordinate Revenue Refunding Bonds,
	5.125%, 12/01/27	100	93,480
	Puerto Rico Industrial, Tourist, Educational, Medical and
	Environmental Control Facilities Revenue Bonds (Ana G.
	Mendez University System Project), 5%, 3/01/26	600	438,540
	Puerto Rico Public Buildings Authority, Government Facilities
	Revenue Refunding Bonds, Series M-3, 6%, 7/01/27 (b)	215	209,567
			1,343,018
	Total Municipal Bonds - 155.1%		16,095,606
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (m)
New Jersey - 2.4%	Port Authority of New York and New Jersey, Consolidated
	Revenue Refunding Bonds, AMT, 152nd Series,
	5.75%, 11/01/30	255	243,084
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 2.4%		243,084
	Total Long-Term Investments (Cost - $18,958,275) - 157.5%		16,338,690
	Short-Term Securities	Shares
	CMA New Jersey Municipal Money Fund, 1.61% (n)(o)	1,414,622	1,414,622
	Total Short-Term Securities (Cost - $1,414,622) - 13.6%		1,414,622
	Total Investments (Cost - $20,372,897*) - 171.1%		17,753,312
	Liabilities in Excess of Other Assets - (1.2)%		(124,638)
	Liabilities for Trust Certificates, Including Interest Expense and
	Fees Payable - (1.7)%		(171,857)
	Preferred Shares, at Redemption Value - (68.2)%		(7,077,993)
	Net Assets Applicable to Common Shares - 100.0%		$10,378,824

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$20,146,324
Gross unrealized appreciation	$197,740
Gross unrealized depreciation	(2,760,752)
Net unrealized depreciation	$(2,563,012)

(a)	FSA Insured.
(b)	MBIA Insured.
(c)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(d)	Radian Insured.
(e)	AMBAC Insured.

BlackRock New Jersey Investment Quality Municipal Trust, Inc.
Schedule of Investments October 31, 2008 (Unaudited)

(f)	Assured Guaranty Insured.
(g)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Security is collateralized by Municipal or U.S. Treasury Obligations.
(i)	Represents a step bond. Rate shown reflects the effective yield at the time of purchase.
(j)	FGIC Insured.
(k)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(l)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(m)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(n)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
CMA New Jersey Municipal Money Fund	998,291	$ 3,767

(o)	Represents the current yield as of report date.
  Effective August 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
  Level 1 - price quotations in active markets/exchanges for identical securities
  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Level 1	$1,414,622
Level 2	16,338,690
Level 3	-
Total	$17,753,312

Item 2 – Controls and Procedures

2(a) –     The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Investment Quality Municipal Trust, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock New Jersey Investment Quality Municipal Trust, Inc.

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Investment Quality Municipal Trust, Inc.

Date: December 19, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Investment Quality Municipal Trust, Inc.

Date: December 19, 2008